Share Capital - Summary of warrants outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Warrants Outstanding [Line Items]
Number of warrants, Beginning balance	6,183	6,454
Number of warrants, Excercised	(721)	(271)
Number of warrants, Forfeited	(285)
Number of warrants, Ending balance	9,842	6,183
Weighted- average exercise price, Beginning balance	$ 7.80	$ 7.73
Weighted- average exercise price, Exercised	6.15	6.05
Weighted- average exercise price, Forfeited	11.64
Weighted- average exercise price, Ending balance	$ 9.63	$ 7.80
Bluma replacement warrants, Number of wrrants	4,665
Bluma replacement warrants, Weighted-average exercise price	$ 11.64